Quarterly Holdings Report
for
Fidelity Freedom® Blend 2010 Fund
December 31, 2022
FBF-Y10-NPRT3-0323
1.9892462.104
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $119,319)	120,000	119,354

Domestic Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	221,311	2,208,685
Fidelity Series Commodity Strategy Fund (c)	5,633	593,431
Fidelity Series Large Cap Growth Index Fund (c)	102,716	1,389,748
Fidelity Series Large Cap Stock Fund (c)	93,220	1,540,925
Fidelity Series Large Cap Value Index Fund (c)	208,429	2,874,237
Fidelity Series Small Cap Opportunities Fund (c)	60,532	706,409
Fidelity Series Small Capital Core Fund (c)	504	4,930
Fidelity Series Value Discovery Fund (c)	71,947	1,061,931
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,447,838)		10,380,296

International Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	66,508	873,256
Fidelity Series Emerging Markets Fund (c)	73,551	569,284
Fidelity Series Emerging Markets Opportunities Fund (c)	328,139	5,125,525
Fidelity Series International Growth Fund (c)	136,002	1,939,393
Fidelity Series International Index Fund (c)	78,918	808,909
Fidelity Series International Small Cap Fund (c)	40,556	601,856
Fidelity Series International Value Fund (c)	192,861	1,934,396
Fidelity Series Overseas Fund (c)	178,266	1,935,964
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,550,832)		13,788,583

Bond Funds - 60.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,145,678	10,631,893
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	314,910	2,424,804
Fidelity Series Corporate Bond Fund (c)	609,467	5,430,352
Fidelity Series Emerging Markets Debt Fund (c)	56,214	412,613
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	15,748	136,851
Fidelity Series Floating Rate High Income Fund (c)	8,442	74,119
Fidelity Series Government Bond Index Fund (c)	878,697	8,013,713
Fidelity Series High Income Fund (c)	51,810	417,586
Fidelity Series International Developed Markets Bond Index Fund (c)	367,041	3,086,818
Fidelity Series Investment Grade Bond Fund (c)	836,166	8,236,237
Fidelity Series Investment Grade Securitized Fund (c)	647,904	5,753,390
Fidelity Series Long-Term Treasury Bond Index Fund (c)	529,548	3,103,153
Fidelity Series Real Estate Income Fund (c)	13,858	130,818
TOTAL BOND FUNDS (Cost $55,129,899)		47,852,347

Short-Term Funds - 8.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	158,991	159,023
Fidelity Series Government Money Market Fund 4.35% (c)(e)	1,272,061	1,272,061
Fidelity Series Short-Term Credit Fund (c)	121,879	1,163,943
Fidelity Series Treasury Bill Index Fund (c)	380,620	3,787,170
TOTAL SHORT-TERM FUNDS (Cost $6,440,103)		6,382,197

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $86,687,991)	78,522,777
NET OTHER ASSETS (LIABILITIES) - 0.0%	7,427
NET ASSETS - 100.0%	78,530,204

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	11	Mar 2023	1,235,266	(3,375)	(3,375)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Mar 2023	215,859	(1,603)	(1,603)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	Mar 2023	537,250	1,433	1,433

TOTAL PURCHASED					(3,545)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	3	Mar 2023	579,150	16,176	16,176
MSCI EAFE Index Future (United States)	4	Mar 2023	389,880	6,322	6,322
MSCI Emerging Markets Index Future (United States)	5	Mar 2023	239,850	2,236	2,236

TOTAL SOLD					24,734

TOTAL FUTURES CONTRACTS					21,189
The notional amount of futures purchased as a percentage of Net Assets is 2.6%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,354.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	8,020	581,980	430,977	1,687	-	-	159,023	0.0%
Total	8,020	581,980	430,977	1,687	-	-	159,023

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,014,498	5,062,701	2,616,129	537,549	(39,664)	(789,513)	10,631,893
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,519,057	1,210,082	744,564	153,878	(64,756)	(495,015)	2,424,804
Fidelity Series Blue Chip Growth Fund	2,591,585	1,290,868	835,015	79,749	(146,850)	(691,903)	2,208,685
Fidelity Series Canada Fund	1,115,757	258,637	337,836	27,715	(6,915)	(156,387)	873,256
Fidelity Series Commodity Strategy Fund	1,319,090	950,106	930,545	660,764	(167,634)	(577,586)	593,431
Fidelity Series Corporate Bond Fund	6,388,688	1,373,916	1,590,205	151,691	(79,392)	(662,655)	5,430,352
Fidelity Series Emerging Markets Debt Fund	452,700	110,442	100,708	18,317	(6,981)	(42,840)	412,613
Fidelity Series Emerging Markets Debt Local Currency Fund	149,927	25,122	32,924	-	(2,602)	(2,672)	136,851
Fidelity Series Emerging Markets Fund	655,643	195,557	174,731	14,405	(25,696)	(81,489)	569,284
Fidelity Series Emerging Markets Opportunities Fund	5,908,109	1,731,335	1,634,775	123,401	(270,624)	(608,520)	5,125,525
Fidelity Series Floating Rate High Income Fund	90,320	18,452	30,783	3,921	(867)	(3,003)	74,119
Fidelity Series Government Bond Index Fund	8,938,273	2,049,166	2,209,876	113,566	(84,751)	(679,099)	8,013,713
Fidelity Series Government Money Market Fund 4.35%	1,569,920	516,812	814,671	19,223	-	-	1,272,061
Fidelity Series High Income Fund	534,905	103,544	163,014	21,888	(9,133)	(48,716)	417,586
Fidelity Series Inflation-Protected Bond Index Fund	1,432,158	57,388	1,461,564	9,120	30,628	(58,610)	-
Fidelity Series International Developed Markets Bond Index Fund	2,813,429	1,372,790	778,111	24,016	(51,686)	(269,604)	3,086,818
Fidelity Series International Growth Fund	2,232,866	714,463	707,445	66,359	(91,085)	(209,406)	1,939,393
Fidelity Series International Index Fund	947,893	244,923	290,969	21,287	(25,381)	(67,557)	808,909
Fidelity Series International Small Cap Fund	700,599	188,265	170,103	36,537	(36,367)	(80,538)	601,856
Fidelity Series International Value Fund	2,255,330	659,032	798,900	64,992	(57,503)	(123,563)	1,934,396
Fidelity Series Investment Grade Bond Fund	9,401,145	2,064,602	2,329,061	209,795	(103,074)	(797,375)	8,236,237
Fidelity Series Investment Grade Securitized Fund	6,585,538	1,403,562	1,685,938	108,380	(73,665)	(476,107)	5,753,390
Fidelity Series Large Cap Growth Index Fund	1,632,645	649,858	500,210	19,744	(20,886)	(371,659)	1,389,748
Fidelity Series Large Cap Stock Fund	1,821,976	621,387	678,312	107,838	7,930	(232,056)	1,540,925
Fidelity Series Large Cap Value Index Fund	3,487,599	935,197	1,221,954	104,651	57,420	(384,025)	2,874,237
Fidelity Series Long-Term Treasury Bond Index Fund	3,508,301	1,200,085	754,445	66,872	(77,311)	(773,477)	3,103,153
Fidelity Series Overseas Fund	2,245,263	684,206	688,465	34,946	(75,398)	(229,642)	1,935,964
Fidelity Series Real Estate Income Fund	323,625	58,719	205,914	19,095	(17,043)	(28,569)	130,818
Fidelity Series Short-Term Credit Fund	1,572,911	321,918	704,442	16,720	(18,793)	(7,651)	1,163,943
Fidelity Series Small Cap Opportunities Fund	876,716	219,830	270,542	37,692	(13,628)	(105,967)	706,409
Fidelity Series Small Capital Core Fund	-	4,930	-	-	-	-	4,930
Fidelity Series Treasury Bill Index Fund	4,710,177	1,309,616	2,218,795	63,840	(1,833)	(11,995)	3,787,170
Fidelity Series Value Discovery Fund	1,289,471	334,062	473,841	56,180	18,555	(106,316)	1,061,931
	89,086,114	27,941,573	28,154,787	2,994,131	(1,454,985)	(9,173,515)	78,244,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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